INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings - Additional information (Details)		12 Months Ended
	Feb. 26, 2026	Jun. 30, 2025 USD ($) installment	Jun. 30, 2026 USD ($)	Jun. 05, 2026 USD ($) class	Dec. 31, 2025 USD ($)
Borrowings:
Non-current portion of borrowings		$ 119,728,126	$ 47,260,267
Corporate bonds		25,265,276	107,132
Bank borrowings
Borrowings:
Notional amount		$ 20,000,000
Number of semi-annual installments | installment		7
Non-current portion of borrowings		$ 93,752,214	46,194,472
Bank borrowings | Pro Farm Technologies Oy
Borrowings:
Annual interest rate term		SOFR
Borrowings, adjustment to interest rate basis		6.15%
Bank borrowings | Pro Farm Technologies Oy | Maximum
Borrowings:
Notional amount		$ 3,000,000
Bank borrowings | Rizobacter Argentina S.A.
Borrowings:
Annual interest rate term		SOFR
Borrowings, adjustment to interest rate basis		5.15%
Non-current portion of borrowings			12,400,000
Outstanding debt			$ 15,300,000
Bank borrowings | Rizobacter Argentina S.A. | Maximum
Borrowings:
Notional amount		$ 17,000,000
Corporate Bonds, Series VIII, Class B | Rizobacter Argentina S.A.
Borrowings:
Notional amount					$ 3,800,000
Outstanding principal (in percentage)	70.00%
Corporate bonds					$ 5,100,000
Nominal interest rate (as a percent)	9.00%				3.98%
Maturity period	42 months
Initial repayment percentage	20.00%
Class XI corporate bonds | Rizobacter Argentina S.A.
Borrowings:
Notional amount				$ 36,900,000
Nominal interest rate (as a percent)				9.00%
Number of classes issued | class				3
Class XI corporate bonds | Rizobacter Argentina S.A. | Principal Repayments in June 2026
Borrowings:
Percentage of principal repayments installment of borrowings				20.00%
Class XI corporate bonds | Rizobacter Argentina S.A. | Principal Repayments in November 2027
Borrowings:
Nominal interest rate (as a percent)				20.00%
Class XI corporate bonds | Rizobacter Argentina S.A. | Principal Repayments in March 2028
Borrowings:
Percentage of principal repayments installment of borrowings				5.00%
Class XI corporate bonds | Rizobacter Argentina S.A. | Principal Repayments in September 2028
Borrowings:
Nominal interest rate (as a percent)				20.00%
Class XI corporate bonds | Rizobacter Argentina S.A. | Principal Repayments in March 2029
Borrowings:
Percentage of principal repayments installment of borrowings				5.00%
Class XI corporate bonds | Rizobacter Argentina S.A. | Principal Repayments in September 2029
Borrowings:
Percentage of principal repayments installment of borrowings				30.00%
Refinanced Bank Debt | Rizobacter Argentina S.A.
Borrowings:
Nominal interest rate (as a percent)			9.00%
Total financial obligations			$ 14,600,000
Peso-Denominated Refinanced Bank Debt | Rizobacter Argentina S.A.
Borrowings:
Borrowings, adjustment to interest rate basis			5.00%